Fair value of Above / Below Market Acquired Time Charters	12 Months Ended
Dec. 31, 2020
Fair Value Of Above Below Market Acquired Time Charters
Fair value of Above / Below Market Acquired Time Charters

8.       Fair value of Above / Below Market Acquired Time Charters:

For two Augustea Vessels (Star Scarlett and Star Karlie), which were acquired by the Company in 2018 with time charter agreements attached, the Company recognized a liability of $5,373, since it determined that the respective charter rates were below market rates on the date of the vessel acquisitions (Level 2). In addition, the vessels Star Marianne and Star Janni (Note 5) were delivered to the Company in 2019 with time charter agreements attached, in connection with which the Company recognized a liability of $1,269 and an asset of $336, since it was determined that the charter rate of Star Marianne was below market rates and of Star Janni was above market rates on the date of each vessel’s acquisition (Level 2).

For the years ended December 31, 2018, 2019 and 2020, the amortization of fair value of the below market acquired time charters analyzed above was $1,820, $2,349, and $1,184, respectively. The balance of the above market acquired time charter recognized in 2019 was fully amortized in 2019. These amounts are included under “Voyage revenues” in the consolidated statements of operations.

As of December 31, 2020, the unamortized balance of the intangible liabilities described above was $1,289 (net of accumulated amortization of $2,231), attributable to the time charter agreement attached to vessel Star Karlie and is included under “Fair value of below market time charters acquired” in the consolidated balance sheet. The relevant balance was expected to be amortized over a weighted average period of 1.39 years, $924 in 2021 and $365 in 2022. However, the respective time charter agreement was early terminated within the first quarter of 2021 and as a result, the unamortized balance as of December 31, 2020 was fully amortized within the first quarter of 2021.

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STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)